Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 323,199
Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	323,351
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(152)
Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73
Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296,588
Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,780
Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,677
Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,233
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	973,443	$ 949,737	$ 962,964
Loans and advances to customers at amortised cost | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	188	732
Loans and advances to customers at amortised cost | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	897,587	870,257
Loans and advances to customers at amortised cost | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	66,770	70,457
Loans and advances to customers at amortised cost | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,898	8,291
Loans and advances to customers at amortised cost | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	982,178	959,080	970,448
Loans and advances to customers at amortised cost | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	314	974
Loans and advances to customers at amortised cost | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	898,871	871,566
Loans and advances to customers at amortised cost | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,775	72,658
Loans and advances to customers at amortised cost | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,218	13,882
Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,735)	(9,343)	(7,484)
Loans and advances to customers at amortised cost | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(126)	(242)
Loans and advances to customers at amortised cost | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,284)	(1,309)
Loans and advances to customers at amortised cost | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,005)	(2,201)
Loans and advances to customers at amortised cost | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,320)	(5,591)
Loans and advances to customers at amortised cost | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,476	14,856	15,470
Loans and advances to customers at amortised cost | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	258	974
Loans and advances to customers at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,218	13,882
Loans and advances to customers at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	476,789	479,067	503,759
Loans and advances to customers at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	473,248	475,881
Loans and advances to customers at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,541	3,186
Loans and advances to customers at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	247,732	227,146	222,343
Loans and advances to customers at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	232,695	211,084
Loans and advances to customers at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,037	16,062
Loans and advances to customers at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	225,242	220,089	204,162
Loans and advances to customers at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	0
Loans and advances to customers at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	187,698	180,002
Loans and advances to customers at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37,514	40,087
Loans and advances to customers at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to customers at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,939	17,922	16,114
Loans and advances to customers at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	0
Loans and advances to customers at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,230	4,599
Loans and advances to customers at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,683	13,323
Loans and advances to customers at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,924	82,559	90,393
Loans and advances to banks at amortised cost | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,577	81,010
Loans and advances to banks at amortised cost | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	333	1,536
Loans and advances to banks at amortised cost | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	13
Loans and advances to banks at amortised cost | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,939	82,582	90,393
Loans and advances to banks at amortised cost | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,588	81,027
Loans and advances to banks at amortised cost | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	335	1,540
Loans and advances to banks at amortised cost | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	15
Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(23)	0
Loans and advances to banks at amortised cost | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(17)
Loans and advances to banks at amortised cost | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(4)
Loans and advances to banks at amortised cost | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Loans and advances to banks at amortised cost | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	15	0
Loans and advances to banks at amortised cost | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16	15
Loans and advances to banks at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,844	70,959	77,175
Loans and advances to banks at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,791	70,024
Loans and advances to banks at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53	935
Loans and advances to banks at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,350	7,692	9,026
Loans and advances to banks at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,188	7,351
Loans and advances to banks at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	162	341
Loans and advances to banks at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,701	3,890	4,144
Loans and advances to banks at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,596	3,642
Loans and advances to banks at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	248
Loans and advances to banks at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28	26	39
Loans and advances to banks at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans and advances to banks at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13	10
Loans and advances to banks at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15	16
Loans and advances to banks at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613,073	557,750
Other financial assets measured at amortised cost | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	7
Other financial assets measured at amortised cost | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	611,497	556,157
Other financial assets measured at amortised cost | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,521	1,513
Other financial assets measured at amortised cost | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54	73
Other financial assets measured at amortised cost | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613,129	557,864
Other financial assets measured at amortised cost | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	7
Other financial assets measured at amortised cost | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	611,524	556,185
Other financial assets measured at amortised cost | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,525	1,517
Other financial assets measured at amortised cost | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	155
Other financial assets measured at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(56)	(114)
Other financial assets measured at amortised cost | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(27)	(28)
Other financial assets measured at amortised cost | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(4)
Other financial assets measured at amortised cost | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(25)	(82)
Other financial assets measured at amortised cost | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80	162
Other financial assets measured at amortised cost | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	7
Other financial assets measured at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79	155
Other financial assets measured at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	561,643	469,898
Other financial assets measured at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	561,611	469,691
Other financial assets measured at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	32	207
Other financial assets measured at amortised cost | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,126	47,347
Other financial assets measured at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,737	47,019
Other financial assets measured at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	389	328
Other financial assets measured at amortised cost | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,026	39,595
Other financial assets measured at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,080	38,929
Other financial assets measured at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	946	666
Other financial assets measured at amortised cost | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	254	862
Other financial assets measured at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets measured at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	96	546
Other financial assets measured at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158	316
Other financial assets measured at amortised cost | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	522,696	500,985
Loan and other credit-related commitments | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	46
Loan and other credit-related commitments | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	504,041	475,860
Loan and other credit-related commitments | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,097	24,147
Loan and other credit-related commitments | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	547	932
Loan and other credit-related commitments | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	523,015	501,361
Loan and other credit-related commitments | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	46
Loan and other credit-related commitments | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	504,160	475,986
Loan and other credit-related commitments | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,231	24,330
Loan and other credit-related commitments | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613	999
Loan and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(319)	(376)
Loan and other credit-related commitments | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(119)	(126)
Loan and other credit-related commitments | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(134)	(183)
Loan and other credit-related commitments | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(66)	(67)
Loan and other credit-related commitments | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	624	1,045
Loan and other credit-related commitments | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	46
Loan and other credit-related commitments | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	613	999
Loan and other credit-related commitments | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	302,478	297,683
Loan and other credit-related commitments | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	300,681	294,958
Loan and other credit-related commitments | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,797	2,725
Loan and other credit-related commitments | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	141,520	121,508
Loan and other credit-related commitments | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	137,817	115,008
Loan and other credit-related commitments | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,703	6,500
Loan and other credit-related commitments | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73,771	74,694
Loan and other credit-related commitments | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,643	64,429
Loan and other credit-related commitments | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,128	10,265
Loan and other credit-related commitments | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,622	6,431
Loan and other credit-related commitments | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loan and other credit-related commitments | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,019	1,591
Loan and other credit-related commitments | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,603	4,840
Loan and other credit-related commitments | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	90,898	89,221
Financial guarantees and similar contracts | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	34
Financial guarantees and similar contracts | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,138	77,885
Financial guarantees and similar contracts | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,074	10,967
Financial guarantees and similar contracts | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	667	335
Financial guarantees and similar contracts | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,103	89,382
Financial guarantees and similar contracts | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	34
Financial guarantees and similar contracts | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,186	77,921
Financial guarantees and similar contracts | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,136	11,014
Financial guarantees and similar contracts | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	762	413
Financial guarantees and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(205)	(161)
Financial guarantees and similar contracts | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(48)	(36)
Financial guarantees and similar contracts | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(62)	(47)
Financial guarantees and similar contracts | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(95)	(78)
Financial guarantees and similar contracts | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	781	447
Financial guarantees and similar contracts | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	34
Financial guarantees and similar contracts | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	762	413
Financial guarantees and similar contracts | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,579	35,537
Financial guarantees and similar contracts | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35,067	33,558
Financial guarantees and similar contracts | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	512	1,979
Financial guarantees and similar contracts | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,601	27,084
Financial guarantees and similar contracts | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	28,271	25,009
Financial guarantees and similar contracts | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,330	2,075
Financial guarantees and similar contracts | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,773	23,366
Financial guarantees and similar contracts | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,319	18,095
Financial guarantees and similar contracts | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,454	5,271
Financial guarantees and similar contracts | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,369	2,948
Financial guarantees and similar contracts | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial guarantees and similar contracts | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	529	1,259
Financial guarantees and similar contracts | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,840	1,689
Financial guarantees and similar contracts | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,284,034	2,180,252	2,305,592
Financial assets excluding equity securities | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,293,364	2,190,269	2,313,124
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,330)	(10,017)	(7,532)
Financial assets excluding equity securities | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,977	16,525	16,341
Financial assets excluding equity securities | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,448,333	1,353,144	1,635,086
Financial assets excluding equity securities | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	456,329	430,777	336,212
Financial assets excluding equity securities | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347,513	361,634	293,685
Financial assets excluding equity securities | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,212	28,189	$ 23,084
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		322,511
Debt instruments at FVOCI | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	0
Debt instruments at FVOCI | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	321,900	319,794
Debt instruments at FVOCI | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,237	2,147
Debt instruments at FVOCI | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40	570
Debt instruments at FVOCI | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		322,695
Debt instruments at FVOCI | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	0
Debt instruments at FVOCI | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	321,934	319,822
Debt instruments at FVOCI | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,344	2,289
Debt instruments at FVOCI | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51	584
Debt instruments at FVOCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(184)
Debt instruments at FVOCI | Allowance for ECL | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Allowance for ECL | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(34)	(28)
Debt instruments at FVOCI | Allowance for ECL | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(107)	(142)
Debt instruments at FVOCI | Allowance for ECL | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11)	(14)
Debt instruments at FVOCI | Financial assets impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		584
Debt instruments at FVOCI | Financial assets impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22	0
Debt instruments at FVOCI | Financial assets impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Financial assets impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Financial assets impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	51	584
Debt instruments at FVOCI | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		297,961
Debt instruments at FVOCI | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	296,478	297,753
Debt instruments at FVOCI | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	110	208
Debt instruments at FVOCI | Strong | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		6,786
Debt instruments at FVOCI | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,483	6,678
Debt instruments at FVOCI | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	297	108
Debt instruments at FVOCI | Good | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		13,088
Debt instruments at FVOCI | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,572	12,941
Debt instruments at FVOCI | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	105	147
Debt instruments at FVOCI | Satisfactory | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		4,276
Debt instruments at FVOCI | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 1
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,401	2,450
Debt instruments at FVOCI | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 2
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	832	1,826
Debt instruments at FVOCI | Sub-standard | Financial assets neither past due nor impaired | Gross carrying/notional amount | – stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0